Debt - Part-1 (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 18, 2022	Jun. 25, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2022	Oct. 31, 2022	Jan. 31, 2021
Debt [Line Items]
Amortized issuance cost			$ 0	$ 0	$ 19,177	$ 15,825	$ 15,825	$ 128,583
First Southern National Bank [Member]
Debt [Line Items]
Loan amount									$ 568,000	$ 2,086,921
Farmers National Bank of Danville Notes Payable [Member]
Debt [Line Items]
Amortized issuance cost							$ 6,206	$ 7,152
First Commercial Loan [Member] | First Southern National Bank [Member]
Debt [Line Items]
Amortized issuance cost			$ 1,560	$ 1,560
Maturity date							Jan. 25, 2024				Jan. 25, 2024
Farmers National Bank of Danville [Member]
Debt [Line Items]
Debt-service coverage ratio		1
Amortized issuance cost					$ 4,629	$ 4,646
Farmers National Bank of Danville [Member] | Practice Only Term Loans [Member]
Debt [Line Items]
Amortize period term					9 years		9 years
Farmers National Bank of Danville [Member] | Real Estate Term Loan [Member]
Debt [Line Items]
Amortize period term					19 years		19 years
Revolving Secured Credit Facility [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Secured credit facility		$ 2,000,000
Closed end line		120 days
Percentage per draw on the loan facility availed		85.00%
Percentage of initial contribution to be made towards equity		15.00%
Interest rate		0.50%
New york prime rate		3.57%
Revolving Secured Credit Facility [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate		0.50%
New york prime rate		3.57%
Closed End Line of Credit [Member]
Debt [Line Items]
Debt-service coverage ratio	1
Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Loan amount		$ 8,000,000
Fixed interest rate		3.98%
Outstanding principal rate			1.00%		1.00%		1.00%
Maturity date	Aug. 18, 2024
Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Loan amount		$ 8,000,000
Fixed interest rate		3.98%
Closed End Line of Credit [Member] | Within Two Years Of Entering Into The Term Loan [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Outstanding principal rate			2.00%		2.00%		2.00%
Wealth South Division Of Farmers National Bank Of Danville [Member] | Closed End Line of Credit [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate		0.65%
Wealth South A Division of Farmers National Bank of Danville [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Interest rate	0.65%
Wealth South A Division of Farmers National Bank of Danville [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate	0.65%
Wealth South A Division of Farmers National Bank of Danville [Member] | Closed End Line of Credit [Member]
Debt [Line Items]
Interest rate		0.65%
New york prime rate		3.57%
Wealth South A Division of Farmers National Bank of Danville [Member] | Closed End Line of Credit [Member] | Master Lending [Member]
Debt [Line Items]
New york prime rate		3.57%
First Five Years [Member] | Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Interest rate	5.25%
First Five Years [Member] | Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
Interest rate	5.25%
After Five Years [Member] | Closed End Line of Credit [Member] | Farmers National Bank of Danville Notes Payable [Member]
Debt [Line Items]
Percentage of initial contribution to be made towards equity	15.00%
After Five Years [Member] | Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
Percentage per draw on the loan facility availed	85.00%
Maximum [Member] | Wealth South A Division of Farmers National Bank of Danville [Member]
Debt [Line Items]
Term loan			10 years		10 years		10 years
Maximum [Member] | After Five Years [Member] | Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member]
Debt [Line Items]
New york prime rate	4.75%
Maximum [Member] | After Five Years [Member] | Closed End Line of Credit [Member] | Farmers National Bank of Danville [Member] | Master Lending [Member]
Debt [Line Items]
New york prime rate	4.75%